UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

811-4246
(Investment Company Act File Number)

C/Funds Group, Inc.
Exact Name of Registrant as Specified in Charter)

201 Center Road, Suite 2, Venice, Florida	34285
(Address of Principal Executive Offices)	(Zip)

C/Funds Group, Inc., 201 Center Road, Suite 2, Venice, Florida 34285
(Name and Address of Agent for Service)

941-488-6772
(Registrant's Telephone Number, Including Area Code)

December 31
(Date of Fiscal Year End)

March 31, 2007
(Date of Reporting Period)

Item 1. Schedule of Investments

The unaudited schedules of investments for the specified reporting period are filed herewith.

C/FUND Schedule of Investments March 31, 2007 (Unaudited)
	Shares or Par Value	Value

COMMON STOCKS: 96.4%

Aircraft & Parts: 9.6%		$379,943
Boeing Co.	1,900	168,929
Honeywell International, Inc.	1,900	87,514
United Technologies Corp.	1,900	123,500

Beverages: 2.3%		91,200
Coca-Cola Co.	1,900	91,200

Cigarettes: 4.2%		166,839
Altria Group, Inc.	1,900	166,839

Combination Utility Services: 1.9%		75,938
Integrys Energy Group	1,366	75,936

Commercial Banks: 6.1%		240,488
Bank Of America Corp.	1,000	51,020
Citigroup, Inc.	1,900	97,546
J P Morgan Chase & Co.	1,900	91,922

Computer & Data Processing Services: 6.0%		234,834
IBM Corp.	1,900	179,094
Microsoft Corp.	2,000	55,740

Computer & Office Equipment: 1.9%		76,266
Hewlett Packard Co.	1,900	76,266

Construction & Related Machinery: 3.2%		127,357
Caterpillar	1,900	127,357

Drugs: 4.7%		183,924
Johnson & Johnson	1,900	114,494
Merck & Co., Inc.	1,000	44,170
Pfizer, Inc.	1,000	25,260

Eating & Drinking Places: 2.2%		85,595
McDonald's Restaurants	1,900	85,595

Electric Services: 1.6%		61,170
FPL Group, Inc.	1,000	61,170

Electronic Components & Accessories: 0.9%		36,347
Intel Corp.	1,900	36,347

Fats & Oils: 1.4%		55,050
Archer Daniels Midland Co.	1,500	55,050

Life Insurance: 3.2%		127,718
American International Group	1,900	127,716

Lumber & Other Building Materials: 3.4%		132,786
Home Depot, Inc.	1,900	69,806
Lowe's Co.	2,000	62,980

Lumber & Wood Products: 1.0%		39,420
Plum Creek Timber Co.	1,000	39,420

Medical Service & Health Insurance: 8.3%		326,970
Berkshire Hathaway, Inc. Delaware*	3	326,970

Metal Mining: 1.8%		72,675
BHP Billiton ADR	1,500	72,675

Miscellaneous Converted Paper Products: 3.9%		152,860
3M Co.	2,000	152,860

Miscellaneous Fabricated Metal Products: 1.1%		43,155
Parker Hannifin Corp.	500	43,155

Motor Vehicles & Equipment: 1.5%		58,216
General Motors Corp.	1,900	58,216

Motor Vehicles, Parts, & Supplies: 1.2%		49,000
Genuine Parts Co.	1,000	49,000

Nonclassifiable Establishments: 1.7%		67,184
General Electric Co.	1,900	67,184

Nonferrous Rolling & Drawing: 1.6%		64,410
Alcoa, Inc.	1,900	64,410

Oil & Gas Field Services: 1.8%		69,100
Schlumberger, Ltd.	1,000	69,100

Personal Credit Institutions: 2.7%		107,160
American Express Co.	1,900	107,160

Petroleum Refining: 3.6%		143,355
Exxon Mobil Corp.	1,900	143,355

Plastics Materials & Synthetics: 2.4%		93,917
E. I. Dupont de Nemours & Co.	1,900	93,917

Radio & Television Broadcasting: 1.7%		65,417
Walt Disney Co.	1,900	65,417

Research & Testing Services: 0.0%		4
Atmospheric Glow Technologies*	125	4

Savings Institutions: 0.5%		20,190
Washington Mutual	500	20,190

Soap, Cleaners, & Toilet Goods: 3.0%		120,004
Proctor & Gamble Co.	1,900	120,004

Telephone Communications, Except Radio: 3.7%		146,965
AT&T, Inc.	1,900	74,917
Verizon Communications, Inc.	1,900	72,046

Variety Stores: 2.3%		89,205
Wal-Mart Stores	1,900	89,205

Total Common Stocks (Identified Cost $2,990,158)		$3,804,662

GOVERNMENTS---FIXED: 1.3%

U.S. Treasury Securities: 1.3%		$50,016
U. S. Treasury Notes at 4.875% due 04/30/06	50,000	50,016

Total Governments--Fixed (Identified Cost $49,958)		$50,016

TOTAL INVESTMENTS: 97.7% (Identified Cost $3,040,116)		$3,854,678

Cash & Equivalents: 1.9%**		$74,665
Other Assets & Liabilities, Net: 0.4%		$13,910

NET ASSETS: 100.0%		$3,943,253

* Non-income producing security.
** Non-restricted collateralized interest-earning bank account deposit.

C/GROWTH STOCK FUND Schedule of Investments March 31, 2007 (Unaudited)
	Shares or Par Value	Value

COMMON STOCKS: 99.3%

Advertising: 1.3%		$28,422
Monster Worldwide, Inc.*	600	28,422

Blast Furnace & Basic Steel Products: 9.8%		208,413
Ipsco, Inc.	825	108,405
Steel Dynamics, Inc.	2,315	100,006

Communications Equipment: 2.8%		59,904
Teledyne Technologies, Inc.*	1,600	59,904

Computer & Data Processing Services: 15.1%		319,029
Alliance Data*	1,205	74,252
Infosys Technologies Ltd.	1,635	82,159
Jack Henry & Associates, Inc.	3,035	72,992
ValueClick, Inc.*	3,430	89,626

Computer & Office Equipment: 3.3%		70,335
Cisco Systems, Inc.*	2,755	70,335

Construction & Related Machinery: 4.4%		94,024
Oil States Intl.*	2,930	94,024

Drug Stores & Proprietary Stores: 1.5%		32,639
MedCo Health Solutions, Inc.*	450	32,639

Drugs, Proprietaries, & Sundries: 1.4%		30,331
Amerisource Bergen Corp.	575	30,331

Educational Services: 3.7%		78,230
ITT Educational Services, Inc.*	960	78,230

Electric Lighting & Wiring Equipment: 3.3%		68,786
Genlyte Group, Inc.*	975	68,786

Electronic Components & Accessories: 2.8%		59,970
Altera Corp.	3,000	59,970

Fire, Marine, & Casualty Insurance: 4.3%		90,839
Philadelphia Consolidated Holdings*	2,065	90,839

Gas Production & Distribution: 1.5%		32,274
BG Group PLC ADR	450	32,274

Heavy Construction, Ex. Building: 3.3%		69,975
Jacobs Engineering Group, Inc.*	1,500	69,975

Iron & Steel Foundries: 4.9%		103,011
Precision Castparts Corp.	990	103,011

Leather & Leather Products: 3.6%		75,075
Coach, Inc.*	1,500	75,075

Measuring & Controlling Devices: 1.4%		30,463
Trimble Navigation Ltd.*	1,135	30,463

Medical Instruments & Supplies: 3.3%		70,366
C. R. Bard, Inc.	885	70,366

Medical Service & Health Insurance: 3.3%		70,557
Wellpoint, Inc.*	870	70,557

Miscellaneous Chemical Products: 1.6%		33,155
Smith International, Inc.	690	33,155

Miscellaneous Shopping Goods Stores: 3.4%		71,706
Staples, Inc.	2,775	71,706

Oil & Gas Field Services: 5.6%		118,759
RPC, Inc.	5,287	88,081
Superior Energy Services, Inc.*	890	30,676

Real Estate: 3.7%		78,272
CB Richard Ellis*	2,290	78,272

Real Estate Agents & Managers: 4.0%		83,945
Jones Lang LaSalle	805	83,945

Search & Navigation Equipment: 1.6%		33,118
Harris Corp.	650	33,116

Security Brokers & Dealers: 2.8%		59,388
Bear Stearns Companies, Inc.	395	59,386

Telephone Communications, Except Radio: 1.6%		34,648
America Movil S.A.B. De C.V.	725	34,646

Total Common Stocks (Identified Cost $1,593,456)		$2,105,634

TOTAL INVESTMENTS: 99.3% (Identified Cost $1,843,581)		$2,105,634

Cash & Equivalents: 0.5%**		$11,252
Other Assets & Liabilities, Net: 0.2%		$4,215

NET ASSETS: 100.0%		$2,121,101

* Non-income producing security.
** Non-restricted collateralized interest-earning bank account deposit.

Item 2. Controls and Procedures.

(a) The Registrant's Principal Executive Officer and Principal Financial Officer concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) were effective as of a date within 90 days prior to the filing date of this report (the Evaluation Date), based on their evaluation of the effectiveness of the Registrant's disclosure controls and procedures as of the Evaluation Date.

(b) There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the Registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

(a) Certification of Principal Executive Officer and Principal Financial Officer of the Registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is attached hereto as Exhibit 99CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:	C/Funds Group, Inc.
By:	/s/ Roland G. Caldwell, Jr. Roland G. Caldwell, Jr., President
Date:	April 17, 2007

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

Registrant:	C/Funds Group, Inc.
By:	/s/ Roland G. Caldwell, Jr. Roland G. Caldwell, Jr., President
Date:	April 17, 2007

Note:
Roland G. Caldwell, Jr. is the sole applicable certifying officer for C/Funds Group, Inc.